COMMITMENTS AND CONTINGENCIES (Details) ₪ in Thousands, $ in Thousands	2 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 10, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Annual rental fee	$ 33		$ 22	$ 33	$ 33
First Agreement [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Accumulated payment on clinical research development	2,907
Second Agreement [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Accumulated payment on clinical research development	$ 7,107
Rita Kenan [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Bonus amount | ₪		₪ 140